Redeemable Convertible Preferred Stock - Additional Information (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) DIRECTORS $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2022 shares
Temporary Equity [Line Items]
Proceeds from Issuance of redeemable convertible preferred stock shares | $	$ 81,756
Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity Shares Dividend Rate		8.00%
Redeemable Convertible Preferred Stock [Member] | Dividend Declared [Member]
Temporary Equity [Line Items]
Dividends Payable | $		$ 0	$ 0
Redeemable Convertible Preferred Stock [Member] | IPO [Member]
Temporary Equity [Line Items]
Shares issued upon conversion of preferred stock		24,785,564		24,785,564
Series A Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized		29,795,227	29,795,227
Temporary equity, par or stated value per share | $ / shares		$ 0.001	$ 0.001
Temporary equity, shares issued		5,413,272	5,413,272
Temporary equity, shares outstanding		5,413,272	5,413,272
Number of directors entitled to be elected by each class of stock. | DIRECTORS		3
Temporary equity shares conversion price | $ / shares		$ 5.51
Temporary equity liquidation preference per share | $ / shares		$ 5.51
Series B Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized		49,402,623	49,402,623
Temporary equity, par or stated value per share | $ / shares		$ 0.001	$ 0.001
Temporary equity, shares issued		8,975,585	8,975,585
Temporary equity, shares outstanding		8,975,585	8,975,585
Proceeds from Issuance of redeemable convertible preferred stock shares | $			$ 42,801
Number of directors entitled to be elected by each class of stock. | DIRECTORS		2
Series C Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Proceeds from Issuance of redeemable convertible preferred stock shares | $		$ 119,118
Transaction costs | $	$ 814
Issuance of redeemable convertible preferred stock shares		10,396,707
Number of directors entitled to be elected by each class of stock. | DIRECTORS		1
Temporary equity shares conversion price | $ / shares		$ 11.55
Temporary equity liquidation preference per share | $ / shares		$ 11.55
Series C Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized		57,224,618
Temporary equity, par or stated value per share | $ / shares		$ 0.001
Proceeds from Issuance of redeemable convertible preferred stock shares | $		$ 120,000
Transaction costs | $		$ 900
Series B1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, shares authorized		27,444,339	27,444,339
Temporary equity, par or stated value per share | $ / shares		$ 0.001	$ 0.001
Temporary equity, shares issued		4,986,153	4,986,153
Temporary equity, shares outstanding		4,986,153	4,986,153
Temporary equity shares conversion price | $ / shares		$ 8.6
Temporary equity liquidation preference per share | $ / shares		$ 8.6
Series B2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, shares authorized		21,958,284
Temporary equity, par or stated value per share | $ / shares		$ 0.001
Temporary equity, shares issued		3,989,432	3,989,432
Temporary equity, shares outstanding		3,989,432	3,989,432
Proceeds from Issuance of redeemable convertible preferred stock shares | $		$ 42,800
Transaction costs | $		$ 100
Temporary equity shares conversion price | $ / shares		$ 10.74
Temporary equity liquidation preference per share | $ / shares		$ 10.74